BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	- The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0,5	(130,319)
	-0,5	137,784
Margins (%)	10	390,729
	-10	(390,729)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the Current and Non-current biological assets are as follows:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Current	315,924	307,796
Non-current	3,336,339	3,459,146
Total	3,652,263	3,766,942

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31-2018
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	307,796	3,459,146	3,766,942
Changes in real incurred cost	34,684	(27,174)	7,510
Additions through acquisition and costs of new plantations	2,105	205,353	207,458
Sales	(52)	(315)	(367)
Harvest	(117,729)	-	(117,729)
Increases (decreases) in Foreign Currency Translation	(5,424)	(76,672)	(82,096)
Loss of forest due to fires	-	(8,702)	(8,702)
Transfers from non-current to current	155,789	(155,789)	-
Other Increases (decreases)	(5)	8,951	8,946
Changes in fair value	(26,556)	(95,633)	(122,189)
Gain (losses) arising from changes in fair value minus sale costs	(8,684)	93,160	84,476
Sales	-	(445)	(445)
Harvest	(203,164)	-	(203,164)
Loss of forest due to fires	-	(3,056)	(3,056)
Transfers from non-current to current	185,292	(185,292)	-
Total Changes	8,128	(122,807)	(114,679)
Closing balance	315,924	3,336,339	3,652,263

	12-31-2017
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	306,117	3,592,874	3,898,991
Changes in real incurred cost	16,866	82,448	99,314
Additions through acquisition and costs of new plantations	6,088	176,234	182,322
Increase due to non-cash capital distribution of Vale do Corisco S.A. (see Note 15)	-	127,927	127,927
Sales	-	(4,979)	(4,979)
Harvest	(118,414)	-	(118,414)
Increases (decreases) in foreign currency translation	(365)	(5,427)	(5,792)
Loss of forest due to fires	-	(81,750)	(81,750)
Transfers from non-current to current	129,557	(129,557)	-
Changes in fair value	(15,187)	(216,176)	(231,363)
Gain (losses) arising from changes in fair value less costs to sale	(9,029)	92,060	83,031
Sales	-	(310)	(310)
Harvest	(222,694)	-	(222,694)
Loss of forest due to fires	-	(91,389)	(91,389)
Transfers from non-current to current	216,536	(216,536)	-
Other increases (decreases)	-	(1)	(1)
Total Changes	1,679	(133,728)	(132,049)
Closing balance	307,796	3,459,146	3,766,942